UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
December 31, 2002

Check here if Amendment
(         );
Amendment Number:  ________________

This Amendment
(Check only one.):
(     )
is a restatement.

(     )
adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
ING Life Insurance and Annuity Company
Address:
151 Farmington Avenue, TS41

Attn: Laurie M. Tillinghast, Vice President

Hartford, CT  06156

Form 13F File Number:	028 -10165

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Laurie M. Tillinghast
Title:
Vice President, ING Life Insurance and Annuity Company
Phone:
860-723-3400

Signature, Place, and Date of Signing:



/s/ Laurie M. Tillinghast

Hartford, Connecticut

02/06/03
(Signature)

(City, State)

(Date)

Report Type
(Check only one.):

(       )
13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(  X  )
13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(        )
13F COMBINATION REPORT.   (Check here if a portion of the holdings for
this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F SUMMARY PAGE

Report Summary:





Number of Other Included Managers:

14



Form 13F Information Table Entry Total:

0



Form 13F Information Table Value Total:

0


(thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Sub-Adviser

Firm's 13f File #



Fred Alger Management, Inc.

028-00869

UBS Americas Inc. on behalf of UBS Global Asset Management (28-1533)


028-06199

UBS Americas Inc. on behalf of DSI International Management, Inc. (28-2977)


028-06199

Goldman Sachs Group, Inc. on behalf of Goldman Sachs Asset Management

028-04981


Massachusetts Financial Services Company

028-04968

Allianz Dresdner Asset Management of America L.P. on behalf of Oppenheimer Capital LLC (28-204) on behalf of OpCap Advisors


028-2701

Salomon Brothers Asset Management Inc.

028-02568

Deutsche Bank AG on behalf of Deutsche Asset Management Investment Services Limited

028-10103



T. Rowe Price Associates, Inc.

028-115

American Century Investment Management Inc.


28-01091
BAMCO, Inc. (Baron)


028-04011
J.P. Morgan Chase & Co. on behalf of Robert Fleming, Inc.


028-00694
Allianz Dresdner Asset Management of America L.P. on behalf of
Pacific Investment Management Company LLC (28-4976)


028-02701
Morgan Stanley Dean Witter & Co. on behalf of Morgan Stanley Investment Management, Inc. d/b/a/ Van Kampen

028-03432